Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014 Segments	Dec. 31, 2013	Jun. 30, 2014
Summary Of Significant Accounting Policies (Textual)
Acquisition, Payment			$ 500,000
Advertising revenue	789,678	49,236
Reserve for future chargebacks	42,533	37,850
Receivable from credit card	263,661
Description of subscription offered	During 2014, subscriptions were offered in durations of one-, three-, six- and twelve-month terms.
Description of period for payback of remaining funds	The funds that are withheld each month are returned to the Company on a monthly basis after six months of being held in the reserve account and any remaining funds will be returned to the Company 90 to 180 days following termination of such agreements.
Number of operating segments	1
Repayment of advertising agreement advance	329,165
Stock Option [Member]
Summary Of Significant Accounting Policies (Textual)
Expected dividend yield	0.00%
Zoosk [Member]
Summary Of Significant Accounting Policies (Textual)
Advertising revenue	170,835
Letter of Credit [Member]
Summary Of Significant Accounting Policies (Textual)
Restricted Cash		115,104
Credit Card Holdback Receivables [Member]
Summary Of Significant Accounting Policies (Textual)
Receivable from credit card	648,759	232,264
Research and Development Expense [Member]
Summary Of Significant Accounting Policies (Textual)
Estimated useful life		Three years
Deferred advertising revenue		$ 600,000